Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Italy (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Acquisitions and disposals
Revenue	€ 18,276	€ 17,983	[1]
Cost of sales	(12,123)	(12,016)	[1]
Gross profit	6,153	5,967	[1]
Selling and distribution expenses	(1,355)	(1,286)	[1]
Administrative expenses	(2,700)	(2,546)	[1]
Net credit losses on financial assets	(209)	(224)	[1]
Operating profit/(loss)	2,382	1,857	[1]
Financing costs	(843)	(1,395)	[1]
Profit before taxation	2,105	830	[1]
Profit/(loss) for the financial period from discontinued operations	16	(239)	[1]
Vodafone Italy, Discontinued operations
Acquisitions and disposals
Revenue	2,210	2,269
Cost of sales	(840)	(1,750)
Gross profit	1,370	519
Selling and distribution expenses	(114)	(121)
Administrative expenses	(246)	(426)
Net credit losses on financial assets	(26)	(20)
Other expense		(1)
Operating profit/(loss)	984	(49)
Financing costs	(45)	(43)
Profit before taxation	939	(92)
Income tax (expense) / credit	(260)	40
Profit/(loss) after tax of discontinued operations	679	(52)
After tax loss on the re-measurement of disposal group	(739)
Profit/(loss) for the financial period from discontinued operations	(60)	(52)
Attributable to owners of the parent	(56)	€ (50)
Cash consideration	8,000
Depreciation and amortisation expense not recognised during period after classification as held for sale	976
Depreciation and amortisation expense not recognised during period after classification as held for sale, net of tax	€ 701

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.